Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 413	$ 539
Total non-current other payables	413	539	[1]
Trade payables	23,610	19,274
Accrued payroll	3,557	3,596
Dividends payable	148	160
Accrued expenses	37,065	22,518
Accrued interest	9,686	1,762
Deferred income	4,911	10,020
Other payables	8,090	4,025
Total current trade and other payables	$ 87,067	$ 61,355	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.